Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Shareholding Percentage
Companies with their shareholding percentage are as follows:

	31 December 2019		31 December 2018
	(%)	TL	(%)	TL
Turkcell Holding	51.00	1,122,000	51.00	1,122,000
Public Share	48.95	1,077,004	48.95	1,077,004
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)

Inflation adjusted capital		2,147,648		2,147,648